Deferred Stock-Based Compensation - Related Party (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	May 18, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Deferred Stock-Based Compensation - Related Party (Textual)
Common stock shares issued		22,858,246		22,848,246	151,277
Common stock, value		$ 2,286		$ 2,285	$ 15
Accrued stock-based compensation		1,861,178		300,995
Common stock for service		$ 1,560,183		$ 1,550,995
J. Mark Goode [Member] | Employment Agreement [Member]
Deferred Stock-Based Compensation - Related Party (Textual)
Annual base salary	$ 96,000
Increase annual base salary maximum	$ 216,000
Deferred compensation related party, description	After one year of employment by the Company as the Chief Executive Officer, the Company will issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; after two years of employment by the Company as the Chief Executive Officer, the Company will issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; and after three years of employment by the Company as the Chief Executive Officer, the Company will issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance.
Common stock shares issued	500,000
Common Stock, per share	$ 2.50
Common stock, value	$ 1,250,000